Schedule of operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Leases
Operating lease right-of-use assets	$ 12	¥ 84	¥ 784
Lease liabilities – current	12	86	742
Lease liabilities – non-current			86
Total operating lease liabilities		¥ 86	¥ 828
Weighted average remaining lease term (years)	2 months 1 day	2 months 1 day	1 year 29 days
Weighted average discount rate	4.75%	4.75%	4.75%